Property, Furniture and Equipment - Summary of property, plant and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 2,280,123	S/ 2,573,140
Ending balance	2,287,002	2,280,123	S/ 2,573,140
Property, plant and equipment	2,287,002	2,280,123	2,573,140
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	356,524	394,645
Ending balance	360,880	356,524	394,645
Property, plant and equipment	360,880	356,524	394,645
Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,605,542	1,837,062
Ending balance	1,619,583	1,605,542	1,837,062
Property, plant and equipment	1,619,583	1,605,542	1,837,062
Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	249,078	262,121
Ending balance	243,211	249,078	262,121
Property, plant and equipment	243,211	249,078	262,121
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	984	1,383
Ending balance	590	984	1,383
Property, plant and equipment	590	984	1,383
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,500	23,078
Ending balance	21,194	21,500	23,078
Property, plant and equipment	21,194	21,500	23,078
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,495	54,851
Ending balance	41,544	46,495	54,851
Property, plant and equipment	41,544	46,495	54,851
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,846,497	3,060,216	2,652,209
Additions	71,044	99,409	123,011
Business combination balances			358
Reclassifications to intangible assets	(8)	63	(1,333)
Reclassifications from right-of-use asset	17,288	6,515	8,295
Write-off	(12,214)	(9,685)	(7,907)
Disposals	(4,846)	(214)	(2,024)
Exchange difference	60,509	(309,807)	287,607
Ending balance	2,978,270	2,846,497	3,060,216
Property, plant and equipment	2,978,270	2,846,497	3,060,216
Gross carrying amount [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	356,524	394,645	359,135
Disposals	(2,979)		(1,127)
Exchange difference	7,335	(38,121)	36,637
Ending balance	360,880	356,524	394,645
Property, plant and equipment	360,880	356,524	394,645
Gross carrying amount [member] | Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,840,528	2,031,474	1,791,937
Additions	14,702	21,705	24,634
Transfers	16,101	7,208	15,708
Write-off	(1,048)	(262)	(118)
Disposals	(1,651)		(75)
Exchange difference	40,835	(219,597)	199,388
Ending balance	1,909,467	1,840,528	2,031,474
Property, plant and equipment	1,909,467	1,840,528	2,031,474
Gross carrying amount [member] | Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	562,806	540,328	447,666
Additions	40,144	51,124	46,207
Business combination balances			185
Reclassifications to intangible assets	(8)	63	11
Reclassifications from right-of-use asset	16,423	6,515	8,169
Transfers	2,876	18,292	(80)
Write-off	(9,026)	(8,913)	(7,480)
Disposals	(10)	(1)	(127)
Exchange difference	10,795	(44,603)	45,777
Ending balance	624,000	562,806	540,328
Ending balance		562,806
Property, plant and equipment	624,000	562,806	540,328
Gross carrying amount [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,660	1,774	1,180
Additions		153	819
Business combination balances			104
Reclassifications from right-of-use asset	837		126
Transfers			(4)
Write-off	(53)		(111)
Disposals	(203)	(195)	(342)
Exchange difference	5	(72)	2
Ending balance	2,246	1,660	1,774
Property, plant and equipment	2,246	1,660	1,774
Gross carrying amount [member] | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,484	37,144	28,091
Additions	2,484	2,588	6,240
Business combination balances			69
Reclassifications from right-of-use asset	28
Transfers	339	2,785	59
Write-off	(2,087)	(493)	(198)
Disposals	(3)	(18)	(353)
Exchange difference	888	(3,522)	3,236
Ending balance	40,133	38,484	37,144
Property, plant and equipment	40,133	38,484	37,144
Gross carrying amount [member] | Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,495	54,851	24,200
Additions	13,714	23,839	45,111
Reclassifications to intangible assets			(1,344)
Transfers	(19,316)	(28,285)	(15,683)
Write-off	0	(17)
Exchange difference	651	(3,892)	2,567
Ending balance	41,544	46,495	54,851
Ending balance		46,495
Property, plant and equipment	41,544	46,495	54,851
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(566,374)	(487,076)	(332,065)
Additions	(115,417)	(115,237)	(132,442)
Reclassifications from right-of-use asset	(11,833)	(3,944)	(5,339)
Write-off	10,826	5,145	5,841
Disposals	238	144	479
Exchange difference	(8,708)	34,594	(23,550)
Ending balance	(691,268)	(566,374)	(487,076)
Property, plant and equipment	(691,268)	(566,374)	(487,076)
Accumulated depreciation and amortisation | Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(234,986)	(194,412)	(136,809)
Additions	(52,598)	(51,953)	(52,062)
Write-off	136	203	23
Disposals	96		56
Exchange difference	(2,532)	11,176	(5,620)
Ending balance	(289,884)	(234,986)	(194,412)
Property, plant and equipment	(289,884)	(234,986)	(194,412)
Accumulated depreciation and amortisation | Medical equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(313,728)	(278,207)	(185,129)
Additions	(58,856)	(58,778)	(76,236)
Reclassifications from right-of-use asset	(10,980)	(3,944)	(5,239)
Write-off	8,671	4,595	5,628
Disposals	8	1	111
Exchange difference	(5,904)	22,605	(17,342)
Ending balance	(380,789)	(313,728)	(278,207)
Property, plant and equipment	(380,789)	(313,728)	(278,207)
Accumulated depreciation and amortisation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(676)	(391)	(530)
Additions	(326)	(359)	(259)
Reclassifications from right-of-use asset	(837)		(100)
Write-off	34		111
Disposals	133	143	312
Exchange difference	16	(69)	75
Ending balance	(1,656)	(676)	(391)
Property, plant and equipment	(1,656)	(676)	(391)
Accumulated depreciation and amortisation | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,984)	(14,066)	(9,597)
Additions	(3,637)	(4,147)	(3,885)
Reclassifications from right-of-use asset	(16)
Write-off	1,985	347	79
Disposals	1
Exchange difference	(288)	882	(663)
Ending balance	(18,939)	(16,984)	(14,066)
Property, plant and equipment	S/ (18,939)	S/ (16,984)	S/ (14,066)